Shareholders’ equity	12 Months Ended
Dec. 31, 2021
Equity [abstract]
Shareholders’ equity	Shareholders’ equity
On June 15, 2021 the Company announced the pricing of its initial public offering in the United States of 3,000,000 ADSs at a public offering price of USD 21.25 per ADS, for total gross proceeds of approximately USD 63.8 million. Each ADS represents one Molecular Partners ordinary share. Trading in the Company's ADSs on the Nasdaq Global Select Market takes place under the ticker symbol “MOLN' and started on June 16, 2021. The Company’s shares are listed on the SIX Swiss Exchange (Ticker: MOLN) since November 5, 2014.
Presented under the caption of additional paid-in capital on the statement of financial position, the Group accounted for a deduction of TCHF 7,303 for transaction costs. This deduction represents the costs that were incremental and directly attributable to the issuance of the new shares in 2021. The Group invested part of the net proceeds from the capital increase into short-term time deposits and the remaining part into cash and cash equivalents.
Classes of share capital
Ordinary share capital
On December 31, 2021, the Company’s issued share capital amounted to CHF 3,229,265 divided into 32,292,648 fully paid registered shares with a par value of CHF 0.10 each. As of December 31, 2020, the Company’s issued share capital consisted of 29,146,992 fully paid registered shares with a par value of CHF 0.10 each. As of December 31, 2019, the Company’s issued share capital consisted of 21,601,192 fully paid registered shares with a par value of CHF 0.10 each.
Ordinary shares are entitled to one vote per share and rank equally with regards to the Company's residual assets and dividends (if any should be declared in the future).
The Company’s share capital registered with the Swiss Commercial Register on December 31, 2021 amounted to CHF 3,214,699 divided into 32,146,992 fully paid up registered shares with a par value of CHF 0.10 per share.
A total of 3,145,656 new registered shares were issued in 2021 as a result of the placement of new shares following the initial public offering in the United States in June 2021 plus the option exercises and the vesting of Performance Share Units ("PSU") and Restricted Share Units ("RSU"), from the RSU plan 2018 and the PSU plans 2018 and 2017. The corresponding capital increases were registered with the commercial register in two steps on June 18, 2021 for the transactions in June and on February 16, 2022 for the option exercises and the vesting of the RSU plan 2018 and the PSU plans 2018 and 2017.
A total of 7,545,800 new registered shares were issued in 2020 as a result of the placement of new shares following the capital raise in July 2020 and the Novartis agreement in October 2020 plus the option exercises and the vesting of Performance Share Units ("PSU") and Restricted Share Units (RSU), from the PSU and RSU plans 2017. As part of the October 2020 agreement (see note 5) Novartis acquired CHF 40 million worth of ordinary shares, at a price of CHF 23 per share. Novartis holds approximately 5.4% of the outstanding shares of the Company as of December 31, 2021.
Authorized share capital
The Board of Directors is authorized to increase the share capital at any time until April 21, 2023 by a maximum amount of CHF 428,675 by issuing a maximum of 4,286,750 fully paid up shares with a par value of CHF 0.10 each. An increase of the share capital in partial amounts is permissible.
During 2021, the share capital was increased out of authorized share capital for the initial public offering in the United States completed in June 2021. As a result, the available authorized share capital was reduced by CHF 300,000 from CHF 728,675 to CHF 428,675.
The Board of Directors is authorized to determine the issue price, type of payment, time of the issuance, conditions for the exercise of the preemptive rights and the date from which the shares carry the right to dividends. The Board of Directors can issue new shares by means of an underwriting arrangement by a bank or another third party with a subsequent offer of these shares to the existing shareholders or third parties (if the preemptive rights of the existing shareholders have been denied or not been duly exercised). The Board of Directors is authorized to permit, to restrict or to deny the trade of preemptive rights. The Board of Directors may permit preemptive rights that have been granted but not exercised to expire or it may place these rights respectively the shares as to which preemptive rights have been granted but not exercised, at market conditions or use them for other purposes in the interest of the Group.
The Board of Directors is further authorized to restrict or deny the preemptive rights of shareholders and to allocate them to third parties: (a) for the acquisition of companies, parts of companies or participations, for the acquisition of products, intellectual property or licenses, for investment projects or for the financing or refinancing of such transactions through a placement of shares, (b) for the purpose of broadening the shareholder constituency or in connection with a listing of shares on domestic or foreign stock exchanges, (c) if the issue price of the new shares is determined by reference to the market price, (d) for purposes of granting an over-allotment option (Greenshoe) of up to 20% of the total number of shares in a placement or sale of shares to the respective initial purchasers or underwriters, (e) following a shareholder or a group of shareholders acting in concert having accumulated shareholdings in excess of 15% of the share capital registered with the commercial register of the Canton of Zurich, without having submitted to the other shareholders a take-over offer recommended by the Board of Directors, or (f) for the defense of an actual, threatened or potential takeover bid, in relation to which the Board of Directors has not recommended to the shareholders acceptance on the basis that the Board of Directors has not found the takeover bid to be financially fair to the shareholders.
Conditional share capital
As of December 31, 2021 the Company’s share capital was allowed to be increased by an amount not to exceed CHF 161,502 through the issuance of up to 1,615,021 fully paid up shares with a par value of CHF 0.10 per share through the direct or indirect issuance of shares, options or preemptive rights granted to employees, members of the Board of Directors or members of any advisory boards. During 2021, the share capital was increased out of this conditional capital for employee participation (Article 3b of the Articles of Association). As a result, the available conditional capital for employee participation was reduced by CHF 14,566 from CHF 176,068 to CHF 161,502.
In addition, the share capital may be increased by an amount not to exceed CHF 226,087 through the issuance of up to 2,260,870 fully paid up shares with a par value of CHF 0.10 per share through the exercise or mandatory exercise of conversion, exchange, option, warrant or similar rights for the subscription of shares granted to shareholders or third parties alone or in connection with bonds, notes, options, warrants or other securities or contractual obligations by or of the Company. During 2021, this conditional capital for financing transactions and other purposes (Article 3c of the Articles of Association) remained unchanged.
In 2021, the cash proceeds from the exercise of share options and the vesting of performance share units (“PSUs”) and Restricted Share Units ("RSU"), amounted to CHF 269,552 and all was completed from the issuance of new shares (conditional share capital).
In 2020, the cash proceeds from the exercise of share options and the vesting of performance share units (“PSUs”) and Restricted Share Units ("RSU"), amounted to CHF 848,340 and all was completed from the issuance of new shares (conditional share capital).
In 2019, the cash proceeds from the exercise of share options and the vesting of performance share units (“PSUs”) and Restricted Share Units ("RSU"), amounted to CHF 1,019,840 and all was completed from the issuance of new shares (conditional share capital).